Corporate Social Responsibility (CSR) expenditure (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Disclosure of detailed information about Corporate Social Responsibility (CSR) expenditure [Text Block]
Section 135 of the Companies Act, 2013, requires Company to spend towards Corporate Social Responsibility (CSR). The Company is expected to spend
₹
13,500 towards CSR in compliance of this requirement. A sum of
₹
13,700 has been spent during the current year towards CSR activities as per details given below. The amount spent during the current year also includes previous year balance of
₹
200.

Balance amount to be spent pertaining to previous year is ₹
100

	Amount ( ₹ )
Organization	2018-19	2017-18
VIRRD Trust, Dwarakha Tirumala	12,000	6,300
M/s Thiruvahindrapuram Veda Vidya Trust	200	-
M/s Jateeya Vidya Seva Samithi	-	2,500
Sri Hanuman Mani Education & Culture Trust	-	740
Government ITI Bhimavaram IMC Society	500	-
Kaviraja Sahitya Viharamu	500	-
ML Jaisimha Cricket 365 Academy	500	-
Special Children Sports Meet	-	*
Book Donations to District Institute of Education and Training, Angaluru	-	-
Total	13,700	9,540